Note 8 - Property and Equipment and Leases (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in property and equipment and leases [text block]
Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset ( see Leases below )	Total
Balance, January 1, 2018	$467	$-	$-	$467
Additions	3	-	-	3
Balance, December 31, 2018	470	-	-	470
Additions	13	341	550	904
Balance, December 31, 2019	$483	$341	$550	$1,374
Accumulated depreciation	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
Balance as at January 1, 2018	$420	$-	$-	$420
Amortization	15	-	-	15
Balance, December 31, 2018	435	-	-	435
Amortization	14	52	92	158
Balance, December 31, 2019	$449	$52	$92	$593
Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
At December 31, 2018	$35	$-	$-	$35
At December 31, 2019	$34	$289	$458	$781

Disclosure of changes in right-of-use assets [text block]
Right-of-Use Asset
Net book value as at December 31, 2018	$-
IFRS 16 transition adjustment on January 1, 2019 (see Note 2)	93
Additions	457
Amortization	(92)
Net book value, December 31, 2019	$458

Disclosure of maturity analysis of finance lease payments receivable [text block]
December 31,
2019
Undiscounted minimum lease payments
Less than one year	$140
Two to three years	297
Four to five years	307
Thereafter	-
744
Effect of discounting	(203)
Present value of minimum lease payments - total lease obligation	541
Less: current portion	(74)
Long-term lease obligation	$467